Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent and its affiliates
Related Party Transactions
Net fees paid for services provided by the related parties	$ 4,826	$ 6,497	$ 7,232